EMPLOYEES (Details Narrative) - USD ($)				1 Months Ended
	Apr. 03, 2020	Dec. 02, 2016	Mar. 02, 2016	Jan. 27, 2020	Jul. 31, 2019	Jul. 30, 2019	May 23, 2019	Apr. 30, 2019	Dec. 29, 2017	May 16, 2016	Apr. 19, 2016	Oct. 28, 2015	Dec. 31, 2020	Jul. 08, 2020	Jul. 07, 2020	Dec. 31, 2019	Jan. 16, 2019	Sep. 07, 2018	Jan. 24, 2018	Apr. 14, 2017	Dec. 31, 2016	Mar. 30, 2016	Mar. 03, 2016
Common stock, shares issued													786,308,041			763,967,603
Common stock value													$ 7,863			$ 7,640
Preferred stock, shares par value													$ 0.00001			$ 0.00001
Preferred stock, shares issued													988,140			4,988,000
Common stock shares outstanding													786,308,041			763,967,603				146,803,392
Accrued compensation													$ 257,500
Employment Agreement [Member]
Stock issued												30,000,000
Fair market value of share												$ 0.015
Clark Employment Agreement [Member]
Stock issued			40,000,000							50,000,000
Fair market value of share			$ 0.0250							$ 0.0036											$ 0.0025
Number of common stock cancelled					50,000,000						40,000,000
Number of common stock cancelled, value					$ 180,000						$ 1,000,000
Accrued unissued shares																					80,000,000
Amended Clark Employment Agreement [Member]
Common stock value																							$ 1,000,000
Fair market value of share																							$ 0.0250
Accrued compensation																							$ 1,000,000
Series C Preferred Stock [Member]
Preferred stock, shares par value													$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares issued													140			0
Preferred stock value													$ 0			$ 0
Series D Preferred Stock [Member]
Preferred stock, shares par value													$ 0.00001			$ 0.00001
Preferred stock, shares issued													500,000			500,000
Preferred stock value													$ 5			$ 5
Series D Preferred Stock [Member] | Clark Employment Agreement [Member]
Preferred stock, shares par value																			$ 0.0158
Preferred stock, shares issued																			500,000
Preferred stock value																			$ 7,900
Series B Preferred Stock [Member]
Preferred stock, shares par value													$ 0.00001			$ 0.00001
Preferred stock, shares issued													488,000			488,000
Preferred stock value													$ 5			$ 5
Series B Preferred Stock [Member] | Clark Employment Agreement [Member]
Preferred stock, shares par value									$ 0.06
Preferred stock, shares issued									650,000
Number of common stock cancelled									6,500
Preferred stock value									$ 6,500
Clark [Member]
Stock issued								20,000,000
Fair market value of share								$ 0.014
Value of stock issued								$ 280,000
Number of common stock cancelled, value								$ 6,500
Shares forfited					14,860,346
Paul O Renick [Member]
Stock issued	5,000,000
Fair market value of share	$ 0.0315
Value of stock issued	$ 157,500
Lori Radcliffe[Member]
Stock issued				5,000,000
Fair market value of share				$ 0.0637
Value of stock issued				$ 318,500
Robert Clark [Member]
Common stock, shares issued		200,000,000
Defer receipt, shares		80,000,000
Shares reserve for issuance		120,000,000														170,000,000
Common stock shares outstanding																17,100,000
Robert Clark [Member] | Series C Preferred Stock [Member]
Preferred stock, shares issued					140
Ryan Medico [Member] | Executive Employment Agreement [Member]
Common stock value																						$ 280,000
Shares reserve for issuance																						20,000,000
Fair market value of share																						$ 0.014
Number of common stock cancelled						14,860,346
Increase in additional paid-in capital						$ 149
Christopher Selinger [Member] | Selinger Employment Agreement [Member]
Common stock, shares issued																		10,000,000
Common stock value																		$ 136,000
Fair market value of share																		$ 0.0136
Matthew Crystal [Member]
Common stock, shares issued																		500,000
Common stock value																		$ 6,800
Fair market value of share																		$ 0.0136
Mr. Webb [Member]
Common stock, shares issued																	5,000,000
Common stock value																	$ 277,000
Fair market value of share																	$ 0.0554
Jazmin Gonzalez and Michelle Motta [Member]
Common stock, shares issued							100,000
Common stock value							$ 131,000
Fair market value of share							$ 0.131
Number of common stock cancelled							100,000
Reduction in compensation expense							$ 13,100